Trade and Other Receivables - Other Receivables (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)
Disclosure Of Financial Assets [Line Items]
Other receivables, Current		$ 35,435,989			$ 14,354,537
Other receivables, Non-Current		1,135,383			1,311,999
Increase decrease in non-current trade accounts receivable	$ 81,596,568
Revenue	1,494,119,513	1,481,554,138	$ 1,599,032,140
Financial costs	65,711,082	48,189,495	50,851,829
Foreign currency exchange differences	3,085,739	(3,055,807)	8,822,301
Finance Income	9,420,340	5,778,242	$ 5,273,672
Accounts Receivable From Personnel
Disclosure Of Financial Assets [Line Items]
Other receivables, Current		3,244,516			3,176,270
Other receivables, Non-Current		1,135,383			1,302,531
Supplier and Creditor Advances
Disclosure Of Financial Assets [Line Items]
Other receivables, Current		14,295,401			9,933,918
VAT Receivable
Disclosure Of Financial Assets [Line Items]
Other receivables, Current		865,947			932,960
Indemnities Receivable
Disclosure Of Financial Assets [Line Items]
Other receivables, Current		15,284,940
Spare Parts
Disclosure Of Financial Assets [Line Items]
Other receivables, Current		1,641,361
Other
Disclosure Of Financial Assets [Line Items]
Other receivables, Current		$ 103,824			311,389
Other receivables, Non-Current					$ 9,468
Generation Segment [Member]
Disclosure Of Financial Assets [Line Items]
Account receivable in favor of the electricity generation companies				$ 1,350
Revenue	2,600,428
Financial costs	14,250,887
Foreign currency exchange differences	3,835,024
Finance Income	$ 414,292